UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Vincent P. Corti

EuroPacific Growth Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

EuroPacific Growth Fund® Semi-annual report for the six months ended September 30, 2013

EuroPacific Growth Fund seeks long-term growth of capital by investing primarily in the securities of companies based in Europe and the Pacific Basin. More than half of the world’s investment opportunities can be found beyond the borders of our country. As a shareholder in the fund, you have access to what we believe are the best of those opportunities.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2013:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	11.08%	5.89%	8.93%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.86% for Class A shares as of the prospectus dated June 1, 2013.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

Global markets rose over the six-month period ended September 30, 2013, supported by ongoing monetary stimulus and moderate economic growth. Investors cheered the U.S. Federal Reserve’s decision to not yet taper its bond-buying program, Europe’s tentative emergence from recession and some positive signs from China’s economy. Still, investor confidence was shaken at times and some markets retreated during the period. Most sectors advanced, with economically sensitive areas generally outperforming defensive areas of the market, although materials stocks declined amid falling commodities prices.

EuroPacific Growth Fund’s return for the six-month period was 8.6%, compared with 6.7% for the unmanaged MSCI All Country World ex USA Index, which reflects the returns of more than 40 developed- and developing-country stock markets, and 8.8% for the Lipper International Funds Average, a peer group measure. As shown in the chart below, the fund continued to exceed both measures over multiyear periods.

The market environment

European stocks rose broadly as the 17-nation euro zone appeared to emerge from a lengthy recession, lifted by recovering economies in Germany and France; the United Kingdom also showed some signs of recovery. Even the stock markets of some of the continent’s most troubled economies — Spain, Italy and Greece — posted double-digit gains. Economic growth was boosted by increased manufacturing activity and greater consumer spending. However, economic activity continued to decline in most of Southern Europe and euro-zone unemployment stood at a near-record high of 12%.

Results at a glance

For periods ended September 30, 2013, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 4/16/84)

EuroPacific Growth Fund (Class A shares)	8.6%	17.9%	7.2%	9.6%	11.5%
MSCI All Country World ex USA Index[1,2]	6.7	16.5	6.3	8.8	—
Lipper International Funds Average	8.8	19.9	6.3	8.0	9.3
MSCI EAFE Index[1,3]	10.5	23.8	6.4	8.0	9.0

[1]	The indexes are unmanaged and, therefore, have no expenses.
[2]	The index did not exist prior to December 31, 1987. Results reflect dividends net of withholding taxes.
[3]	This was the fund’s primary benchmark until the fiscal year ended March 31, 2007. Results reflect dividends net of withholding taxes.

EuroPacific Growth Fund	1

The telecommunication services and information technology sectors outpaced the broader market, helped by resurgent merger-and-acquisition (M&A) activity. Shares of Vodafone climbed after the U.K. telecom giant agreed to sell its stake in Verizon Wireless for $130 billion. Technology stocks also benefited from increased M&A activity as Nokia agreed to sell its mobile handset business to Microsoft for $7 billion.

In Japan, the central bank’s upgraded assessment of the economy and unanimous vote to maintain the pace of its asset purchases helped fuel a rally. Better-than-expected business spending (mainly among non-manufacturing industries) as well as government investment accounted for a revision of second-quarter growth. Other economic data, including consumer spending and housing data, helped lift Japanese equities some 11%* and reinforced the central bank’s declaration that the country’s economy was “recovering moderately.” Export-oriented companies, such as auto makers, continued to benefit from a weaker yen.

Returns among developing-country stock markets varied widely. Exchange-rate depreciation and volatility weighed on a number of markets, prompting central banks to raise interest rates in order to help shore up their currencies. Despite a broad rally following the Fed’s decision on bond purchases, currency depreciation took a toll on total returns for U.S. dollar-based investors in some markets. Indian stocks fared particularly poorly, losing more than 10% of their value as investors worried about a potential balance-of-payments crisis, rising inflation, weak economic growth and a sharply depreciating rupee. In contrast, the Chinese market ended the period almost 5% higher, with the stocks of internet companies among the best performers. Official figures indicated that the Chinese economy had slowed a little, though manufacturing and exports data showed signs of stabilizing.

Inside the portfolio

The fund’s investments in the information technology, telecommunication services and consumer discretionary sectors were the biggest contributors to returns, especially holdings in Asia. Chinese internet companies Baidu and Tencent recorded strong gains during the period, helped by growth in their mobile platforms in areas such as online chat and video applications. Another Chinese company, travel booking website Ctrip.com International, advanced sharply as it continued to gain share in a large and growing market.

Several Japanese companies also contributed to returns, including SoftBank and Rakuten, an e-commerce and internet company. SoftBank, one of the biggest telecom companies in Japan, continues to be a large holding in the fund. It has benefited from positive market sentiment surrounding its recent acquisition of U.S. mobile carrier Sprint, as well as strong results from its holdings in Japanese video game company GungHo Online Entertainment and Chinese internet company Alibaba, which is expected to go public in the coming months.

*	Country stock returns are based on MSCI indexes, expressed in U.S. dollars, and assume the reinvestment of dividends. Results reflect dividends net of withholding taxes.

2	EuroPacific Growth Fund

Where the fund’s assets are invested

(percent invested by country)

EuroPacific Growth Fund invests primarily in the stocks of companies based in Europe and the Pacific Basin.1

	EuroPacific Growth Fund		MSCI All Country World ex USA Index[2]

Europe	(9/30/13)	(3/31/13)	(9/30/13)
Euro zone[3]	25.2%	22.9%	21.1%
United Kingdom	12.1	11.8	15.6
Switzerland	6.9	7.4	6.5
Denmark	4.3	4.0	.8
Sweden	1.8	1.9	2.3
Russia	1.4	1.5	1.3
Norway	.2	.2	.6
Other Europe	.1	.1	.8
	52.0	49.8	49.0

Pacific Basin
Japan	13.8	11.1	15.5
China	5.3	5.1	4.1
South Korea	4.6	4.5	3.4
Hong Kong	4.4	4.2	2.1
Canada	2.7	2.9	7.2
Taiwan	1.5	1.9	2.4
Australia	1.0	1.9	5.7
Thailand	.7	.8	.5
Indonesia	.4	.8	.5
Other Pacific Basin	2.3	2.3	3.3
	36.7	35.5	44.7

Other
India	3.3	4.8	1.2
South Africa	1.7	2.1	1.6
Israel	.9	1.0	.3
Brazil	.4	.7	2.5
Other countries	—	—	.7
	6.3	8.6	6.3

Short-term securities & other assets less liabilities	5.0	6.1	—

Total	100.0%	100.0%	100.0%

[1]	A country is considered part of the Pacific Basin if any of its borders touches the Pacific Ocean.
[2]	Weighted by market capitalization.
[3]	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

EuroPacific Growth Fund	3

A number of investments in the financials sector made positive contributions to the fund, with portfolio managers increasing their exposure to banks amid signs of improvement. Several banks advanced as the recovery continued for the sector, including Bank of Ireland and Société Générale. Another French firm, insurance provider AXA, posted steady gains during the period, as did British firm Prudential.

After several months of strong gains, some health care companies lagged the market during the period, including Novo Nordisk, the fund’s largest holding. However, portfolio managers continue to be optimistic about the company’s long-term prospects in the diabetes market. Another holding, Belgian biopharmaceutical firm UCB, suffered as sales declined due to a tame allergy season in Europe and lower-than-expected results for its blockbuster drug Cimzia. In general, the fund does not have much exposure to the biotechnology industry, which is primarily based in the U.S. and has experienced strong growth within the health care sector.

Looking ahead

To be clear, economic growth does not always correlate well to stock market returns, but the signs of progress in Europe and Japan are encouraging for their economies as well as investors in those markets. Our portfolio managers continue to find many investment opportunities in Europe, including an increasing number of domestic companies such as banks and airlines. Likewise, Japan is going through a transition period; the results are still unclear, but could hold promise for Japan. While we own several Japanese companies in the fund, including many exporters that have benefited from the lower yen, others such as banks and retailers could become more attractive if the country is able to turn its economy around. The recent problems in emerging markets also bear close watching and we have reduced our exposure amid concerns in the near term. However, we remain optimistic on the long-term prospects for emerging markets growth and continue to find many attractive investment opportunities, especially among the new wave of companies that are disrupting old technologies.

As always, we thank you, our fellow investors, for your continued support of EuroPacific Growth Fund.

Sincerely,

Michael Thawley	Carl Kawaja
Vice Chairman of the Board	President

November 8, 2013

For current information about the fund, visit americanfunds.com.

4	EuroPacific Growth Fund

Summary investment portfolio September 30, 2013	unaudited

Industry sector diversification	Percent of net assets

Country diversification	Percent of net assets
Euro zone*	25.2%
Japan	13.8
United Kingdom	12.1
Switzerland	6.9
China	5.3
South Korea	4.6
Hong Kong	4.4
Denmark	4.3
India	3.3
Canada	2.7
Sweden	1.8
South Africa	1.7
Taiwan	1.5
Other countries	7.4
Short-term securities & other assets less liabilities	5.0
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands, Portugal and Spain.

EuroPacific Growth Fund	5

Common stocks 94.18%	Shares	Value (000)	Percent of net assets
Financials 18.29%
Prudential PLC	92,393,984	$1,721,627	1.50%
Barclays PLC	383,782,206	1,649,565	1.43
AXA SA	44,498,268	1,030,916	.90
Société Générale	16,391,896	816,734	.71
AIA Group Ltd.	166,035,600	780,309	.68
Bank of Ireland[1,2]	2,410,600,276	684,848	.60
Mizuho Financial Group, Inc.	313,805,000	679,999	.59
UniCredit SpA	104,221,238	664,371	.58
Sberbank of Russia (ADR)	41,180,875	495,954	.55
Sberbank of Russia (GDR)[3]	11,167,686	134,571
Credit Suisse Group AG	20,591,691	628,896	.55
Commerzbank AG, non-registered shares[1]	52,968,488	609,813	.53
Housing Development Finance Corp. Ltd.	49,262,570	601,372	.52
HDFC Bank Ltd.	57,777,675	547,321	.48
Agricultural Bank of China, Class H	1,177,816,000	542,143	.47
Other securities		9,426,293	8.20
		21,014,732	18.29

Consumer discretionary 13.14%
Honda Motor Co., Ltd.	28,934,250	1,099,440	.96
Rakuten, Inc.	63,569,000	960,374	.84
Volkswagen AG, nonvoting preferred	3,913,575	922,563	.80
Renault SA	8,725,987	695,666	.61
Hyundai Motor Co.	2,864,390	669,004	.58
adidas AG	5,459,000	592,146	.52
Sands China Ltd.	93,499,200	578,049	.50
Industria de Diseño Textil, SA	3,623,534	558,349	.49
Naspers Ltd., Class N	5,891,000	544,751	.47
Other securities		8,473,601	7.37
		15,093,943	13.14

Information technology 12.11%
Samsung Electronics Co. Ltd.	1,841,950	2,342,983	2.07
Samsung Electronics Co. Ltd., nonvoting preferred	48,800	39,778
Tencent Holdings Ltd.	32,958,000	1,728,660	1.51
Taiwan Semiconductor Manufacturing Co. Ltd.	347,332,136	1,180,603	1.11
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,822,723	98,753
Baidu, Inc., Class A (ADR)[1]	8,205,900	1,273,392	1.11

6	EuroPacific Growth Fund

Common stocks (continued)	Shares	Value (000)	Percent of net assets
Murata Manufacturing Co., Ltd.[2]	14,705,400	$1,120,540	.98%
Nintendo Co., Ltd.[2]	8,741,600	989,817	.86
ASML Holding NV	8,374,611	827,060	.72
Infineon Technologies AG2	56,470,947	564,954	.49
Gemalto NV2	5,250,065	563,729	.49
Other securities		3,184,311	2.77
		13,914,580	12.11

Health care 11.82%
Novo Nordisk A/S, Class B	25,458,316	4,322,248	3.76
Bayer AG	21,448,384	2,529,073	2.20
Novartis AG	31,057,725	2,386,810	2.08
Teva Pharmaceutical Industries Ltd. (ADR)	25,949,300	980,365	.86
Roche Holding AG	3,030,000	817,180	.71
Other securities		2,542,377	2.21
		13,578,053	11.82

Industrials 10.52%
European Aeronautic Defence and Space Co. EADS NV	15,521,890	988,938	.86
Rolls-Royce Holdings PLC[1]	40,859,035	735,551	.64
Ryanair Holdings PLC (ADR)	14,541,120	723,275	.63
ASSA ABLOY AB, Class B	12,223,000	561,063	.49
Other securities		9,085,025	7.90
		12,093,852	10.52

Consumer staples 8.93%
Nestlé SA	21,793,799	1,524,252	1.33
British American Tobacco PLC	23,224,999	1,231,930	1.07
Pernod Ricard SA	8,851,702	1,099,187	.96
Anheuser-Busch InBev NV	10,301,317	1,025,421	.89
Associated British Foods PLC	20,611,900	625,995	.55
Other securities		4,749,059	4.13
		10,255,844	8.93

Telecommunication services 5.58%
SoftBank Corp.	50,813,600	3,510,090	3.06
Vodafone Group PLC	264,744,919	925,766	.81
MTN Group Ltd.	32,070,700	626,066	.54
Other securities		1,348,365	1.17
		6,410,287	5.58

Materials 4.88%
Syngenta AG	1,717,315	701,472	.61
Other securities		4,903,268	4.27
		5,604,740	4.88

EuroPacific Growth Fund	7

Common stocks (continued)	Shares	Value (000)	Percent of net assets
Energy 2.87%
BP PLC	84,310,164	$591,137	.51%
Other securities		2,707,984	2.36
		3,299,121	2.87

Utilities 1.21%
Other securities		1,386,234	1.21

Miscellaneous 4.83%
Other common stocks in initial period of acquisition		5,555,971	4.83

Total common stocks (cost: $70,708,172,000)		108,207,357	94.18

Rights 0.10%
Miscellaneous 0.10%
Other rights in initial period of acquisition		118,465	.10

Total rights (cost: $0)		118,465	.10

Bonds, notes & other debt instruments 0.72%
U. S. Treasury bonds & notes 0.72%
Other securities		824,550	.72

Total bonds, notes & other debt instruments (cost: $824,065,000)		824,550	.72

Short-term securities 5.11%	Principal amount (000)
Freddie Mac 0.08%–0.16% due 10/22/2013–6/20/2014	$2,249,150	2,248,553	1.96
Fannie Mae 0.11%–0.15% due 10/1/2013–8/1/2014	1,143,700	1,143,438	.99
Other securities		2,477,114	2.16

Total short-term securities (cost: $5,868,014,000)		5,869,105	5.11
Total investment securities (cost: $77,400,251,000)		115,019,477	100.11
Other assets less liabilities		(121,292)	(.11)

Net assets		$114,898,185	100.00%

8	EuroPacific Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $229,865,000, which represented .20% of the net assets of the fund. “Other securities” also includes a portion of a security which was pledged as collateral for net losses on unsettled forward currency contracts. The total value of pledged collateral was $8,346,000, which represented less than ..01% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 9/30/2013 (000)
Sales:
Australian dollars	10/21/2013	Barclays Bank PLC	$36,126	A$38,700	$77
Australian dollars	10/24/2013	UBS AG	$36,903	A$39,300	303
Euros	10/3/2013	Citibank	$75,057	€55,900	(568)
Euros	10/4/2013	Bank of America, N.A.	$213,144	€160,000	(3,314)
Euros	10/17/2013	Barclays Bank PLC	$97,422	€73,183	(1,588)
Euros	10/18/2013	JPMorgan Chase	$86,507	€65,000	(1,432)
Euros	10/21/2013	UBS AG	$43,580	€32,600	(525)
Euros	10/24/2013	UBS AG	$459,983	€340,000	(16)
Euros	10/28/2013	JPMorgan Chase	$308,785	€228,819	(796)
Euros	11/1/2013	UBS AG	$39,965	€29,560	(28)
Euros	11/8/2013	HSBC Bank	$67,650	€50,000	— [4]
Japanese yen	10/21/2013	Bank of New York Mellon	$70,487	¥6,975,000	(483)
Japanese yen	10/25/2013	Barclays Bank PLC	$332,553	¥33,042,500	(3,656)
Japanese yen	10/28/2013	HSBC Bank	$43,481	¥4,300,000	(273)
Japanese yen	10/28/2013	Bank of America, N.A.	$164,838	¥16,300,000	(1,019)
Japanese yen	11/5/2013	HSBC Bank	$593,186	¥58,258,446	366
Japanese yen	11/5/2013	Barclays Bank PLC	$427,222	¥41,957,500	276
Swiss francs	10/17/2013	Citibank	$140,086	CHF130,280	(3,993)
					$(16,669)

EuroPacific Growth Fund	9

Investment in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended September 30, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2013 (000)
Murata Manufacturing Co., Ltd.	15,308,200	2,200	605,000	14,705,400	$8,322	$1,120,540
Nintendo Co., Ltd.	6,482,100	2,259,500	—	8,741,600	6,431	989,817
Bank of Ireland[1]	2,410,600,276	—	—	2,410,600,276	—	684,848
InfineonTechnologies AG	63,615,947	—	7,145,000	56,470,947	—	564,954
Gemalto NV	3,373,083	1,876,982	—	5,250,065	1,962	563,729
Fairfax Financial Holdings Ltd.	711,291	115,000	—	826,291	—	336,753
Fairfax Financial Holdings Ltd. (CAD denominated)	325,000	—	—	325,000	—	131,432
Ctrip.com International, Ltd. (ADR)[1]	6,807,000	237,000	—	7,044,000	—	411,581
Sysmex Corp.	3,206,800	2,270,700	—	5,477,500	1,256	348,839
Chr. Hansen Holding A/S	8,191,000	—	—	8,191,000	—	290,015
NetEase, Inc. (ADR)[5]	6,578,800	—	986,376	5,592,424	—	—
UCB SA5	12,702,491	—	6,113,767	6,588,724	12,381	—
					$30,352	$5,442,508

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,894,474,000, which represented 1.65% of the net assets of the fund.
[4]	Amount less than one thousand.
[5]	Unaffiliated issuer at 9/30/2013.

Key to abbreviations and symbols

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

A$ = Australian dollars

CAD = Canadian dollars

CHF = Swiss francs

€ = Euros

¥ = Japanese yen

See Notes to Financial Statements

10	EuroPacific Growth Fund

Financial statements

Statement of assets and liabilities at September 30, 2013	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $73,074,368)	$109,576,969
Affiliated issuers (cost: $4,325,883)	5,442,508	$115,019,477
Cash denominated in currencies other than U.S. dollars (cost: $30,206)		30,194
Cash		1,930
Unrealized appreciation on open forward currency contracts		1,022
Receivables for:
Sales of investments	168,553
Sales of fund’s shares	307,591
Closed forward currency contracts	4,540
Dividends and interest	236,140	716,824
		115,769,447
Liabilities:
Unrealized depreciation on open forward currency contracts		17,691
Payables for:
Purchases of investments	277,156
Repurchases of fund’s shares	495,730
Closed forward currency contracts	3,600
Investment advisory services	39,263
Services provided by related parties	32,914
Trustees’ deferred compensation	3,335
Other	1,573	853,571
Net assets at September 30, 2013		$114,898,185

Net assets consist of:
Capital paid in on shares of beneficial interest		$88,535,408
Undistributed net investment income		618,349
Accumulated net realized loss		(11,864,087)
Net unrealized appreciation		37,608,515
Net assets at September 30, 2013		$114,898,185

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (2,508,274 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$31,078,545	675,445	$46.01
Class B	298,593	6,548	45.60
Class C	1,948,004	43,498	44.78
Class F-1	8,877,869	194,034	45.75
Class F-2	8,724,937	189,587	46.02
Class 529-A	1,075,385	23,600	45.57
Class 529-B	35,670	795	44.87
Class 529-C	349,062	7,847	44.48
Class 529-E	57,575	1,275	45.15
Class 529-F-1	82,881	1,817	45.61
Class R-1	277,087	6,264	44.24
Class R-2	1,058,527	23,752	44.57
Class R-3	7,063,763	156,772	45.06
Class R-4	13,474,576	298,146	45.19
Class R-5	12,697,020	275,857	46.03
Class R-6	27,798,691	603,037	46.10

See Notes to Financial Statements

EuroPacific Growth Fund	11

Statement of operations for the six months ended September 30, 2013	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $141,423; also includes $30,352 from affiliates)	$1,357,999
Interest	5,546	$1,363,545
Fees and expenses*:
Investment advisory services	232,688
Distribution services	99,803
Transfer agent services	53,378
Administrative services	21,451
Reports to shareholders	2,238
Registration statement and prospectus	755
Trustees’ compensation	257
Auditing and legal	65
Custodian	10,955
Other	1,110	422,700
Net investment income		940,845

Net realized gain and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $110; also includes $41,455 net gain from affiliates)	1,993,193
Forward currency contracts	(82,011)
Currency transactions	(21,570)	1,889,612
Net unrealized appreciation (depreciation) on:
Investments	6,360,042
Forward currency contracts	(28,477)
Currency translations	8,757	6,340,322
Net realized gain and unrealized appreciation on investments, forward currency contracts and currency		8,229,934

Net increase in net assets resulting from operations		$9,170,779

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

12	EuroPacific Growth Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended September 30, 2013*	Year ended March 31, 2013
Operations:
Net investment income	$940,845	$1,536,370
Net realized gain on investments, forward currency contracts and currency transactions	1,889,612	512,404
Net unrealized appreciation on investments, forward currency contracts and currency translations	6,340,322	7,018,547
Net increase in net assets resulting from operations	9,170,779	9,067,321

Dividends paid to shareholders from net investment income	—	(1,820,998)

Net capital share transactions	(1,789,253)	(949,939)

Total increase in net assets	7,381,526	6,296,384

Net assets:
Beginning of period	107,516,659	101,220,275
End of period (including undistributed and distributions in excess of net investment income: $618,349 and $(322,496), respectively)	$114,898,185	$107,516,659

* Unaudited.

See Notes to Financial Statements

EuroPacific Growth Fund	13

Notes to financial statements	unaudited

1. Organization

EuroPacific Growth Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing primarily in the securities of companies based in Europe and the Pacific Basin. Shareholders approved a proposal to reorganize the fund from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2013 or 2014; however, the fund reserves the right to delay the implementation.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

14	EuroPacific Growth Fund

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

EuroPacific Growth Fund	15

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days

16	EuroPacific Growth Fund

is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

EuroPacific Growth Fund	17

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2013 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$21,013,627	$—	$1,105	$21,014,732
Consumer discretionary	15,093,943	—	—	15,093,943
Information technology	13,914,580	—	—	13,914,580
Health care	13,578,053	—	—	13,578,053
Industrials	12,093,852	—	—	12,093,852
Consumer staples	10,255,844	—	—	10,255,844
Telecommunication services	6,410,287	—	—	6,410,287
Materials	5,375,980	228,760	—	5,604,740
Energy	3,299,121	—	—	3,299,121
Utilities	1,386,234	—	—	1,386,234
Miscellaneous	5,555,971	—	—	5,555,971
Rights	118,465	—	—	118,465
Bonds, notes & other debt instruments	—	824,550	—	824,550
Short-term securities	—	5,869,105	—	5,869,105
Total	$108,095,957	$6,922,415	$1,105	$115,019,477

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,022	$—	$1,022
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(17,691)	—	(17,691)
Total	$—	$(16,669)	$—	$(16,669)

*	Forward currency contracts are not included in the investment portfolio.

18	EuroPacific Growth Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments or instability in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

EuroPacific Growth Fund	19

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

Collateral — To reduce the risk to counterparties of forward currency contracts, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of set-off — The fund has entered into enforceable master netting or similar agreements with certain counterparties, where amounts payable by each party to the other in the same currency, with the same settlement date and with the same counterparty are settled net of each party’s payment obligation. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to netting arrangements in the statement of assets and liabilities.

20	EuroPacific Growth Fund

The following table presents the gross amounts of recognized assets and liabilities from the fund’s use of forward currency contracts as of September 30, 2013 (dollars in thousands):

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Barclays Bank PLC	$4,893	$(4,893)	$—	$—	$—
HSBC Bank	366	(366)	—	—	—
UBS AG	303	(303)	—	—	—
	$5,562	$(5,562)	$—	$—	$—
Liabilities:
Bank of America, N.A.	$4,333	$—	$(3,005)	$—	$—
Bank of New York Mellon	483	—	(361)	—	—
Barclays Bank PLC	5,244	(4,893)	—	—	—
Citibank	4,561	—	(3,562)	—	—
HSBC Bank	3,303	(366)	(320)	—	—
JPMorgan Chase	2,228	—	(1,029)	—	—
UBS AG	1,139	(303)	—	—	—
	$21,291	$(5,562)	$(8,277)	$—	$—

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

EuroPacific Growth Fund	21

As of and during the period ended September 30, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2009, by state tax authorities for tax years before 2008 and by tax authorities outside the U.S. for tax years before 2006.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of March 31, 2013, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income		$526,654
Capital loss carryforward*:
No expiration	$(1,348,903)
Expiring 2017	(3,126,924)
Expiring 2018	(8,747,831)	(13,223,658)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after March, 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

22	EuroPacific Growth Fund

As of September 30, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$38,373,414
Gross unrealized depreciation on investment securities	(2,038,550)
Net unrealized appreciation on investment securities	36,334,864
Cost of investment securities	78,684,613

No distributions were paid to shareholders during the six months ended September 30, 2013. Tax-basis distributions paid to shareholders from ordinary income during the year ended March 31, 2013, were as follows (dollars in thousands):

Share class
Class A	$490,114
Class B	2,741
Class C	16,880
Class F-1	129,588
Class F-2	144,367
Class 529-A	15,943
Class 529-B	286
Class 529-C	2,993
Class 529-E	726
Class 529-F-1	1,308
Class R-1	2,813
Class R-2	10,111
Class R-3	97,678
Class R-4	216,783
Class R-5	266,737
Class R-6	421,930
Total	$1,820,998

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.397% on such assets in excess of $115 billion. For the six months ended September 30, 2013, the investment advisory services fee was $232,688,000, which was equivalent to an annualized rate of 0.422% of average daily net assets.

EuroPacific Growth Fund	23

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of September 30, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

24	EuroPacific Growth Fund

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

For the six months ended September 30, 2013, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$36,133	$24,340	$1,514	Not applicable
Class B	1,537	233	Not applicable	Not applicable
Class C	9,435	1,325	475	Not applicable
Class F-1	10,580	6,067	2,133	Not applicable
Class F-2	Not applicable	3,826	2,063	Not applicable
Class 529-A	1,089	505	257	$503
Class 529-B	182	22	9	18
Class 529-C	1,667	183	84	164
Class 529-E	137	19	14	27
Class 529-F-1	—	38	19	38
Class R-1	1,458	167	73	Not applicable
Class R-2	3,856	1,736	260	Not applicable
Class R-3	17,468	4,981	1,753	Not applicable
Class R-4	16,261	6,656	3,257	Not applicable
Class R-5	Not applicable	3,237	3,309	Not applicable
Class R-6	Not applicable	43	6,231	Not applicable
Total class-specific expenses	$99,803	$53,378	$21,451	$750

Trustees’ deferred compensation —Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $257,000, shown on the accompanying financial statements, includes $158,000 in current fees (either paid in cash or deferred) and a net increase of $99,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

EuroPacific Growth Fund	25

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended September 30, 2013

Class A	$1,373,675	31,440	$—	—	$(2,730,323)	(62,415)	$(1,356,648)	(30,975)
Class B	2,095	48	—	—	(57,724)	(1,331)	(55,629)	(1,283)
Class C	99,327	2,321	—	—	(196,815)	(4,617)	(97,488)	(2,296)
Class F-1	1,075,521	24,733	—	—	(1,177,698)	(27,330)	(102,177)	(2,597)
Class F-2	1,080,653	24,706	—	—	(876,138)	(20,026)	204,515	4,680
Class 529-A	54,239	1,253	—	—	(62,245)	(1,438)	(8,006)	(185)
Class 529-B	322	8	—	—	(6,494)	(152)	(6,172)	(144)
Class 529-C	17,463	412	—	—	(23,969)	(567)	(6,506)	(155)
Class 529-E	3,135	73	—	—	(3,280)	(76)	(145)	(3)
Class 529-F-1	7,896	182	—	—	(5,589)	(128)	2,307	54
Class R-1	22,603	538	—	—	(56,382)	(1,311)	(33,779)	(773)
Class R-2	104,982	2,477	—	—	(168,831)	(3,985)	(63,849)	(1,508)
Class R-3	685,173	16,037	—	—	(1,148,586)	(26,778)	(463,413)	(10,741)
Class R-4	1,518,780	35,454	—	—	(2,081,277)	(48,678)	(562,497)	(13,224)
Class R-5	1,277,673	29,470	—	—	(3,408,187)	(78,350)	(2,130,514)	(48,880)
Class R-6	4,997,917	114,721	—	—	(2,107,169)	(48,287)	2,890,748	66,434
Total net increase (decrease)	$12,321,454	283,873	$—	—	$(14,110,707)	(325,469)	$(1,789,253)	(41,596)

Year ended March 31, 2013

Class A	$2,379,519	59,951	$475,517	11,615	$(6,351,562)	(161,770)	$(3,496,526)	(90,204)
Class B	3,948	100	2,706	66	(162,254)	(4,179)	(155,600)	(4,013)
Class C	138,887	3,547	16,361	408	(491,314)	(12,888)	(336,066)	(8,933)
Class F-1	2,600,862	66,610	127,239	3,125	(2,406,183)	(61,519)	321,918	8,216
Class F-2	2,697,120	68,073	125,753	3,078	(1,484,515)	(37,323)	1,338,358	33,828
Class 529-A	111,068	2,824	15,939	393	(123,071)	(3,150)	3,936	67
Class 529-B	753	19	286	7	(16,817)	(439)	(15,778)	(413)
Class 529-C	36,113	940	2,992	75	(52,464)	(1,378)	(13,359)	(363)
Class 529-E	6,182	158	726	18	(7,174)	(185)	(266)	(9)
Class 529-F-1	14,348	367	1,307	32	(12,105)	(308)	3,550	91
Class R-1	49,265	1,297	2,806	71	(84,127)	(2,201)	(32,056)	(833)
Class R-2	232,252	6,038	10,097	253	(369,238)	(9,634)	(126,889)	(3,343)
Class R-3	1,519,083	39,050	97,591	2,430	(2,042,380)	(52,694)	(425,706)	(11,214)
Class R-4	2,807,400	72,154	216,741	5,390	(3,426,909)	(88,172)	(402,768)	(10,628)
Class R-5	2,654,661	66,931	266,003	6,512	(4,119,258)	(104,205)	(1,198,594)	(30,762)
Class R-6	7,278,252	183,103	420,217	10,274	(4,112,562)	(102,676)	3,585,907	90,701
Total net increase (decrease)	$22,529,713	571,162	$1,782,281	43,747	$(25,261,933)	(642,721)	$(949,939)	(27,812)

* Includes exchanges between share classes of the fund.

26	EuroPacific Growth Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $14,586,392,000 and $15,152,930,000, respectively, during the six months ended September 30, 2013.

EuroPacific Growth Fund	27

Financial highlights

		Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 9/30/2013[4,5]	$42.38	$.36	$3.27	$3.63
	Year ended 3/31/2013	39.47	.58	3.02	3.60
	Year ended 3/31/2012	42.81	.65	(3.40)	(2.75)
	Year ended 3/31/2011	38.62	.54	4.22	4.76
	Year ended 3/31/2010	25.78	.51	12.95	13.46
	Year ended 3/31/2009	46.83	.88	(19.76)	(18.88)
Class B:	Six months ended 9/30/2013[4,5]	42.16	.20	3.24	3.44
	Year ended 3/31/2013	39.20	.32	2.96	3.28
	Year ended 3/31/2012	42.39	.37	(3.34)	(2.97)
	Year ended 3/31/2011	38.21	.26	4.15	4.41
	Year ended 3/31/2010	25.52	.26	12.79	13.05
	Year ended 3/31/2009	46.14	.62	(19.44)	(18.82)
Class C:	Six months ended 9/30/2013[4,5]	41.41	.18	3.19	3.37
	Year ended 3/31/2013	38.57	.28	2.92	3.20
	Year ended 3/31/2012	41.76	.34	(3.28)	(2.94)
	Year ended 3/31/2011	37.70	.23	4.10	4.33
	Year ended 3/31/2010	25.21	.22	12.65	12.87
	Year ended 3/31/2009	45.64	.58	(19.20)	(18.62)
Class F-1:	Six months ended 9/30/2013[4,5]	42.15	.35	3.25	3.60
	Year ended 3/31/2013	39.27	.57	3.01	3.58
	Year ended 3/31/2012	42.59	.63	(3.37)	(2.74)
	Year ended 3/31/2011	38.43	.52	4.20	4.72
	Year ended 3/31/2010	25.66	.49	12.91	13.40
	Year ended 3/31/2009	46.62	.87	(19.68)	(18.81)
Class F-2:	Six months ended 9/30/2013[4,5]	42.33	.41	3.28	3.69
	Year ended 3/31/2013	39.44	.66	3.05	3.71
	Year ended 3/31/2012	42.80	.73	(3.39)	(2.66)
	Year ended 3/31/2011	38.62	.61	4.25	4.86
	Year ended 3/31/2010	25.78	.47	13.10	13.57
	Period from 8/1/2008 to 3/31/2009[4]	43.75	.29	(16.05)	(15.76)

28	EuroPacific Growth Fund

Dividends and distributions						Ratio of expenses to average net assets before waivers		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)			expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
$—	$—	$—	$46.01	8.57%	$31,078	.86%[6]		.86%[6]		1.62%[6]
(.69)	—	(.69)	42.38	9.19	29,939	.86		.86		1.48
(.59)	—	(.59)	39.47	(6.25)	31,443	.84		.84		1.65
(.57)	—	(.57)	42.81	12.39	39,417	.82		.82		1.39
(.62)	—	(.62)	38.62	52.23	40,426	.85		.85		1.45
(.78)	(1.39)	(2.17)	25.78	(40.54)	28,192	.83		.80		2.40
—	—	—	45.60	8.16	299	1.60	[6]	1.60	[6]	.92	[6]
(.32)	—	(.32)	42.16	8.39	330	1.59		1.59		.81
(.22)	—	(.22)	39.20	(6.95)	464	1.58		1.58		.96
(.23)	—	(.23)	42.39	11.57	741	1.57		1.57		.69
(.36)	—	(.36)	38.21	51.12	923	1.59		1.59		.77
(.41)	(1.39)	(1.80)	25.52	(40.98)	765	1.57		1.54		1.70
—	—	—	44.78	8.14	1,948	1.63	[6]	1.63	[6]	.85	[6]
(.36)	—	(.36)	41.41	8.34	1,896	1.63		1.63		.73
(.25)	—	(.25)	38.57	(6.97)	2,111	1.62		1.62		.89
(.27)	—	(.27)	41.76	11.51	2,851	1.61		1.61		.60
(.38)	—	(.38)	37.70	51.06	2,901	1.63		1.63		.66
(.42)	(1.39)	(1.81)	25.21	(41.00)	1,927	1.62		1.58		1.63
—	—	—	45.75	8.54	8,878	.89	[6]	.89	[6]	1.59	[6]
(.70)	—	(.70)	42.15	9.19	8,288	.85		.85		1.45
(.58)	—	(.58)	39.27	(6.25)	7,399	.86		.86		1.62
(.56)	—	(.56)	42.59	12.36	8,868	.85		.85		1.35
(.63)	—	(.63)	38.43	52.24	8,601	.86		.86		1.39
(.76)	(1.39)	(2.15)	25.66	(40.55)	5,097	.84		.81		2.38
—	—	—	46.02	8.72	8,725	.59	[6]	.59	[6]	1.87	[6]
(.82)	—	(.82)	42.33	9.47	7,828	.59		.59		1.67
(.70)	—	(.70)	39.44	(6.02)	5,958	.58		.58		1.86
(.68)	—	(.68)	42.80	12.65	6,216	.59		.59		1.54
(.73)	—	(.73)	38.62	52.65	4,028	.60		.60		1.31
(.82)	(1.39)	(2.21)	25.78	(36.26)	806	.63	[6]	.61	[6]	1.59	[6]

See page 33 for footnotes.

EuroPacific Growth Fund	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:	Six months ended 9/30/2013[4,5]	$41.98	$.34	$3.25	$3.59
	Year ended 3/31/2013	39.12	.55	2.99	3.54
	Year ended 3/31/2012	42.45	.61	(3.35)	(2.74)
	Year ended 3/31/2011	38.31	.51	4.20	4.71
	Year ended 3/31/2010	25.59	.48	12.86	13.34
	Year ended 3/31/2009	46.53	.82	(19.59)	(18.77)
Class 529-B:	Six months ended 9/30/2013[4,5]	41.51	.17	3.19	3.36
	Year ended 3/31/2013	38.61	.26	2.92	3.18
	Year ended 3/31/2012	41.77	.32	(3.29)	(2.97)
	Year ended 3/31/2011	37.68	.21	4.09	4.30
	Year ended 3/31/2010	25.20	.20	12.63	12.83
	Year ended 3/31/2009	45.71	.53	(19.20)	(18.67)
Class 529-C:	Six months ended 9/30/2013[4,5]	41.15	.17	3.16	3.33
	Year ended 3/31/2013	38.36	.24	2.93	3.17
	Year ended 3/31/2012	41.60	.29	(3.26)	(2.97)
	Year ended 3/31/2011	37.58	.20	4.09	4.29
	Year ended 3/31/2010	25.14	.20	12.62	12.82
	Year ended 3/31/2009	45.63	.53	(19.17)	(18.64)
Class 529-E:	Six months ended 9/30/2013[4,5]	41.65	.28	3.22	3.50
	Year ended 3/31/2013	38.82	.44	2.97	3.41
	Year ended 3/31/2012	42.11	.50	(3.32)	(2.82)
	Year ended 3/31/2011	38.02	.39	4.16	4.55
	Year ended 3/31/2010	25.41	.37	12.77	13.14
	Year ended 3/31/2009	46.17	.71	(19.42)	(18.71)
Class 529-F-1:	Six months ended 9/30/2013[4,5]	41.97	.38	3.26	3.64
	Year ended 3/31/2013	39.11	.63	3.00	3.63
	Year ended 3/31/2012	42.45	.69	(3.36)	(2.67)
	Year ended 3/31/2011	38.30	.58	4.22	4.80
	Year ended 3/31/2010	25.57	.55	12.86	13.41
	Year ended 3/31/2009	46.54	.88	(19.60)	(18.72)

30	EuroPacific Growth Fund

Dividends and distributions						Ratio of expenses to average net assets before waivers		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)			expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
$—	$—	$—	$45.57	8.55%	$1,075	.91%[6]		.91%[6]		1.56%[6]
(.68)	—	(.68)	41.98	9.12	999	.91		.91		1.40
(.59)	—	(.59)	39.12	(6.30)	928	.89		.89		1.56
(.57)	—	(.57)	42.45	12.36	982	.87		.87		1.31
(.62)	—	(.62)	38.31	52.14	826	.89		.89		1.37
(.78)	(1.39)	(2.17)	25.59	(40.54)	497	.87		.83		2.30
—	—	—	44.87	8.10	36	1.70	[6]	1.70	[6]	.81	[6]
(.28)	—	(.28)	41.51	8.26	39	1.71		1.71		.68
(.19)	—	(.19)	38.61	(7.05)	52	1.70		1.70		.83
(.21)	—	(.21)	41.77	11.43	79	1.68		1.68		.56
(.35)	—	(.35)	37.68	50.94	91	1.71		1.71		.59
(.45)	(1.39)	(1.84)	25.20	(41.03)	63	1.69		1.65		1.49
—	—	—	44.48	8.09	349	1.70	[6]	1.70	[6]	.78	[6]
(.38)	—	(.38)	41.15	8.29	329	1.70		1.70		.62
(.27)	—	(.27)	38.36	(7.05)	321	1.68		1.68		.77
(.27)	—	(.27)	41.60	11.46	356	1.67		1.67		.52
(.38)	—	(.38)	37.58	50.98	313	1.70		1.70		.57
(.46)	(1.39)	(1.85)	25.14	(41.05)	191	1.68		1.65		1.49
—	—	—	45.15	8.41	57	1.16	[6]	1.16	[6]	1.31	[6]
(.58)	—	(.58)	41.65	8.86	53	1.17		1.17		1.14
(.47)	—	(.47)	38.82	(6.58)	50	1.16		1.16		1.29
(.46)	—	(.46)	42.11	12.03	55	1.16		1.16		1.02
(.53)	—	(.53)	38.02	51.73	46	1.19		1.19		1.08
(.66)	(1.39)	(2.05)	25.41	(40.73)	28	1.17		1.14		2.00
—	—	—	45.61	8.65	83	.69	[6]	.69	[6]	1.77	[6]
(.77)	—	(.77)	41.97	9.37	74	.70		.70		1.60
(.67)	—	(.67)	39.11	(6.09)	65	.68		.68		1.78
(.65)	—	(.65)	42.45	12.58	71	.66		.66		1.50
(.68)	—	(.68)	38.30	52.47	56	.69		.69		1.58
(.86)	(1.39)	(2.25)	25.57	(40.44)	33	.67		.64		2.48

See page 33 for footnotes.

EuroPacific Growth Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-1:	Six months ended 9/30/2013[4,5]	$40.90	$.18	$3.16	$3.34
	Year ended 3/31/2013	38.12	.27	2.90	3.17
	Year ended 3/31/2012	41.34	.32	(3.24)	(2.92)
	Year ended 3/31/2011	37.36	.21	4.08	4.29
	Year ended 3/31/2010	25.01	.20	12.57	12.77
	Year ended 3/31/2009	45.45	.54	(19.09)	(18.55)
Class R-2:	Six months ended 9/30/2013[4,5]	41.20	.19	3.18	3.37
	Year ended 3/31/2013	38.39	.28	2.92	3.20
	Year ended 3/31/2012	41.60	.33	(3.26)	(2.93)
	Year ended 3/31/2011	37.56	.23	4.09	4.32
	Year ended 3/31/2010	25.13	.20	12.62	12.82
	Year ended 3/31/2009	45.62	.53	(19.17)	(18.64)
Class R-3:	Six months ended 9/30/2013[4,5]	41.56	.29	3.21	3.50
	Year ended 3/31/2013	38.73	.46	2.96	3.42
	Year ended 3/31/2012	42.01	.51	(3.31)	(2.80)
	Year ended 3/31/2011	37.93	.41	4.13	4.54
	Year ended 3/31/2010	25.35	.38	12.75	13.13
	Year ended 3/31/2009	46.04	.77	(19.41)	(18.64)
Class R-4:	Six months ended 9/30/2013[4,5]	41.63	.35	3.21	3.56
	Year ended 3/31/2013	38.79	.57	2.98	3.55
	Year ended 3/31/2012	42.09	.62	(3.33)	(2.71)
	Year ended 3/31/2011	38.00	.51	4.16	4.67
	Year ended 3/31/2010	25.37	.50	12.76	13.26
	Year ended 3/31/2009	46.17	.81	(19.43)	(18.62)
Class R-5:	Six months ended 9/30/2013[4,5]	42.33	.43	3.27	3.70
	Year ended 3/31/2013	39.43	.70	3.02	3.72
	Year ended 3/31/2012	42.78	.76	(3.40)	(2.64)
	Year ended 3/31/2011	38.59	.65	4.22	4.87
	Year ended 3/31/2010	25.75	.63	12.93	13.56
	Year ended 3/31/2009	46.86	.93	(19.74)	(18.81)
Class R-6:	Six months ended 9/30/2013[4,5]	42.38	.42	3.30	3.72
	Year ended 3/31/2013	39.48	.70	3.04	3.74
	Year ended 3/31/2012	42.85	.73	(3.36)	(2.63)
	Year ended 3/31/2011	38.65	.63	4.28	4.91
	Period from 5/1/2009 to 3/31/2010[4]	28.64	.42	10.30	10.72

	Six months ended	Year ended March 31
	September 30, 2013[4,5]	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	15%	27%	24%	31%	26%	41%

32	EuroPacific Growth Fund

Dividends and distributions						Ratio of expenses to average net assets before waivers		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)			expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
$—	$—	$—	$44.24	8.17%	$277	1.61%[6]		1.61%[6]		.87%[6]
(.39)	—	(.39)	40.90	8.36	288	1.61		1.61		.72
(.30)	—	(.30)	38.12	(6.98)	300	1.61		1.61		.85
(.31)	—	(.31)	41.34	11.52	330	1.62		1.62		.57
(.42)	—	(.42)	37.36	51.08	279	1.64		1.64		.59
(.50)	(1.39)	(1.89)	25.01	(41.01)	143	1.61		1.57		1.55
—	—	—	44.57	8.18	1,058	1.57	[6]	1.57	[6]	.91	[6]
(.39)	—	(.39)	41.20	8.41	1,041	1.60		1.60		.74
(.28)	—	(.28)	38.39	(7.00)	1,098	1.62		1.62		.87
(.28)	—	(.28)	41.60	11.54	1,353	1.61		1.61		.60
(.39)	—	(.39)	37.56	51.02	1,303	1.66		1.66		.60
(.46)	(1.39)	(1.85)	25.13	(41.05)	784	1.68		1.64		1.51
—	—	—	45.06	8.42	7,064	1.14	[6]	1.14	[6]	1.35	[6]
(.59)	—	(.59)	41.56	8.87	6,962	1.14		1.14		1.18
(.48)	—	(.48)	38.73	(6.52)	6,922	1.14		1.14		1.32
(.46)	—	(.46)	42.01	12.03	7,810	1.13		1.13		1.06
(.55)	—	(.55)	37.93	51.80	7,131	1.15		1.15		1.10
(.66)	(1.39)	(2.05)	25.35	(40.70)	4,139	1.11		1.08		2.14
—	—	—	45.19	8.55	13,475	.85	[6]	.85	[6]	1.63	[6]
(.71)	—	(.71)	41.63	9.20	12,961	.85		.85		1.47
(.59)	—	(.59)	38.79	(6.25)	12,490	.85		.85		1.61
(.58)	—	(.58)	42.09	12.35	13,775	.85		.85		1.32
(.63)	—	(.63)	38.00	52.21	11,204	.86		.86		1.43
(.79)	(1.39)	(2.18)	25.37	(40.53)	7,290	.85		.82		2.29
—	—	—	46.03	8.74	12,697	.55	[6]	.55	[6]	1.97	[6]
(.82)	—	(.82)	42.33	9.54	13,746	.55		.55		1.78
(.71)	—	(.71)	39.43	(5.99)	14,016	.55		.55		1.93
(.68)	—	(.68)	42.78	12.70	16,572	.55		.55		1.65
(.72)	—	(.72)	38.59	52.70	16,716	.56		.56		1.80
(.91)	(1.39)	(2.30)	25.75	(40.37)	13,529	.54		.51		2.60
—	—	—	46.10	8.75	27,799	.50	[6]	.50	[6]	1.93	[6]
(.84)	—	(.84)	42.38	9.58	22,744	.50		.50		1.76
(.74)	—	(.74)	39.48	(5.94)	17,603	.50		.50		1.88
(.71)	—	(.71)	42.85	12.78	13,786	.50		.50		1.61
(.71)	—	(.71)	38.65	37.43	7,635	.52	[6]	.52	[6]	1.26	[6]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.

See Notes to Financial Statements

EuroPacific Growth Fund	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (April 1, 2013, through September 30, 2013).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	EuroPacific Growth Fund

	Beginning account value 4/1/2013	Ending account value 9/30/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,085.65	$4.50	.86%
Class A — assumed 5% return	1,000.00	1,020.76	4.36	.86
Class B — actual return	1,000.00	1,081.59	8.35	1.60
Class B — assumed 5% return	1,000.00	1,017.05	8.09	1.60
Class C — actual return	1,000.00	1,081.39	8.50	1.63
Class C — assumed 5% return	1,000.00	1,016.90	8.24	1.63
Class F-1 — actual return	1,000.00	1,085.42	4.65	.89
Class F-1 — assumed 5% return	1,000.00	1,020.61	4.51	.89
Class F-2 — actual return	1,000.00	1,087.18	3.09	.59
Class F-2 — assumed 5% return	1,000.00	1,022.11	2.99	.59
Class 529-A — actual return	1,000.00	1,085.52	4.76	.91
Class 529-A — assumed 5% return	1,000.00	1,020.51	4.61	.91
Class 529-B — actual return	1,000.00	1,080.96	8.87	1.70
Class 529-B — assumed 5% return	1,000.00	1,016.55	8.59	1.70
Class 529-C — actual return	1,000.00	1,080.91	8.87	1.70
Class 529-C — assumed 5% return	1,000.00	1,016.55	8.59	1.70
Class 529-E — actual return	1,000.00	1,084.05	6.06	1.16
Class 529-E — assumed 5% return	1,000.00	1,019.25	5.87	1.16
Class 529-F-1 — actual return	1,000.00	1,086.48	3.61	.69
Class 529-F-1 — assumed 5% return	1,000.00	1,021.61	3.50	.69
Class R-1 — actual return	1,000.00	1,081.67	8.40	1.61
Class R-1 — assumed 5% return	1,000.00	1,017.00	8.14	1.61
Class R-2 — actual return	1,000.00	1,081.80	8.19	1.57
Class R-2 — assumed 5% return	1,000.00	1,017.20	7.94	1.57
Class R-3 — actual return	1,000.00	1,084.23	5.96	1.14
Class R-3 — assumed 5% return	1,000.00	1,019.35	5.77	1.14
Class R-4 — actual return	1,000.00	1,085.51	4.44	.85
Class R-4 — assumed 5% return	1,000.00	1,020.81	4.31	.85
Class R-5 — actual return	1,000.00	1,087.41	2.88	.55
Class R-5 — assumed 5% return	1,000.00	1,022.31	2.79	.55
Class R-6 — actual return	1,000.00	1,087.50	2.62	.50
Class R-6 — assumed 5% return	1,000.00	1,022.56	2.54	.50

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

EuroPacific Growth Fund	35

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, CA 94111-5994

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	EuroPacific Growth Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus,which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete September 30, 2013, portfolio of EuroPacific Growth Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

EuroPacific Growth Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of EuroPacific Growth Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2012.
[2]	Based on Class A share results for periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

EuroPacific Growth Fund® Investment portfolio September 30, 2013 unaudited

Common stocks 94.18%
		Value
Financials 18.29%	Shares	(000)

Prudential PLC	92,393,984	$1,721,627
Barclays PLC	383,782,206	1,649,565
AXA SA	44,498,268	1,030,916
Société Générale	16,391,896	816,734
AIA Group Ltd.	166,035,600	780,309
Bank of Ireland[1,2]	2,410,600,276	684,848
Mizuho Financial Group, Inc.	313,805,000	679,999
UniCredit SpA	104,221,238	664,371
Sberbank of Russia (ADR)	41,180,875	495,954
Sberbank of Russia (GDR) [3]	11,167,686	134,571
Credit Suisse Group AG	20,591,691	628,896
Commerzbank AG, non-registered shares[1]	52,968,488	609,813
Housing Development Finance Corp. Ltd.	49,262,570	601,372
HDFC Bank Ltd.	57,777,675	547,321
Agricultural Bank of China, Class H	1,177,816,000	542,143
ING Groep NV, depository receipts[1]	45,930,000	518,901
Fairfax Financial Holdings Ltd.[2]	826,291	336,753
Fairfax Financial Holdings Ltd. (CAD denominated)[2]	325,000	131,432
HSBC Holdings PLC	41,960,000	456,340
ORIX Corp.	26,546,000	430,753
Brookfield Asset Management Inc., Class A	11,352,000	424,565
Hana Financial Group Inc.	11,668,630	400,111
BNP Paribas SA	5,901,298	399,179
Kotak Mahindra Bank Ltd.	31,467,137	340,833
Axis Bank Ltd.	20,626,864	332,063
Henderson Land Development Co. Ltd.	53,059,197	327,691
Investment AB Kinnevik, Class B	9,415,539	325,977
Sampo Oyj, Class A	7,554,377	324,585
ICICI Bank Ltd.	21,275,406	300,296
Sun Hung Kai Properties Ltd.	21,999,636	299,251
Banco Santander, SA1	35,457,287	289,153
Sumitomo Mitsui Financial Group, Inc.	5,685,000	274,432
Deutsche Bank AG	5,732,146	263,196
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	17,125,000	236,667
Link Real Estate Investment Trust	45,863,471	225,004
Toronto-Dominion Bank	2,490,000	224,186
Lloyds Banking Group PLC[1]	175,859,895	209,482
UBS AG	10,049,020	205,570
China Pacific Insurance (Group) Co., Ltd., Class H	53,926,000	193,291
China Overseas Land & Investment Ltd.	62,650,000	184,576
DNB ASA	11,417,796	173,358
Siam Commercial Bank PCL	35,589,800	168,392
Banco Bradesco SA, preferred nominative	11,570,515	158,603
Royal Bank of Scotland Group PLC[1]	26,993,060	157,273
Resona Holdings, Inc.	27,900,000	142,487

Common stocks
		Value
Financials (continued)	Shares	(000)

PartnerRe Ltd.	1,395,000	$ 127,698
BDO Unibank, Inc.	67,500,000	116,272
Svenska Handelsbanken AB, Class A	2,490,000	106,509
Daito Trust Construction Co., Ltd.	897,700	89,592
Itaú Unibanco Holding SA, preferred nominative (ADR)	6,261,858	88,417
Bancolombia SA (ADR)	1,530,000	88,036
Türkiye Garanti Bankasi AS	22,163,923	87,337
Bank of Nova Scotia	1,500,000	85,918
Industrial and Commercial Bank of China Ltd., Class H	87,810,255	61,251
Banco Santander (Brasil) SA, units	7,946,600	53,568
Banco Santander (Brasil) SA, units (ADR)	1,003,400	6,974
Investor AB, Class B	1,557,614	47,261
Samsung Card Co., Ltd.	303,450	11,295
Ayala Land, Inc.[4]	481,283,600	1,105
Hongkong Land Holdings Ltd.	100,000	660
		21,014,732

Consumer discretionary 13.14%

Honda Motor Co., Ltd.	28,934,250	1,099,440
Rakuten, Inc.	63,569,000	960,374
Volkswagen AG, nonvoting preferred	3,913,575	922,563
Renault SA	8,725,987	695,666
Hyundai Motor Co.	2,864,390	669,004
adidas AG	5,459,000	592,146
Sands China Ltd.	93,499,200	578,049
Industria de Diseño Textil, SA	3,623,534	558,349
Naspers Ltd., Class N	5,891,000	544,751
Li & Fung Ltd.	348,954,000	507,511
Bayerische Motoren Werke AG	4,015,500	431,710
Toyota Motor Corp.	6,755,000	430,885
Nissan Motor Co., Ltd.	41,273,500	413,176
Ctrip.com International, Ltd. (ADR)[1,2]	7,044,000	411,581
Publicis Groupe SA	5,083,653	404,530
Cie. Générale des Établissements Michelin	3,506,615	388,860
Tata Motors Ltd.	71,282,662	378,588
Kia Motors Corp.	5,701,717	346,451
Carnival PLC	9,745,000	330,353
Nokian Renkaat Oyj	6,329,000	321,425
Galaxy Entertainment Group Ltd.[1]	44,110,000	309,388
Hyundai Mobis Co., Ltd.	1,161,098	309,000
Swatch Group Ltd, non-registered shares	400,000	257,422
Daimler AG	3,213,400	250,488
Burberry Group PLC	8,922,000	236,012
Melco Crown Entertainment Ltd. (ADR)[1]	7,314,000	232,805
TOD’S SpA	1,091,800	204,718
LVMH Moët Hennessey-Louis Vuitton SA	980,000	193,036
Nikon Corp.	10,436,100	181,871
Paddy Power PLC	2,145,000	171,935
Shangri-La Asia Ltd.	97,588,000	161,558
PT Astra International Tbk	284,194,000	158,295
Hero MotoCorp Ltd.	4,638,863	148,880
H & M Hennes & Mauritz AB, Class B	3,395,450	147,458
Mahindra & Mahindra Ltd.	10,840,000	143,272
Belle International Holdings Ltd.	81,200,000	117,886
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Techtronic Industries Co. Ltd.	43,815,000	$ 114,115
JCDecaux SA	3,087,000	113,657
Intercontinental Hotels Group PLC	3,780,333	110,282
SEGA SAMMY HOLDINGS INC.	3,820,000	109,942
British Sky Broadcasting Group PLC	7,550,000	106,337
Suzuki Motor Corp.	3,946,333	94,428
Kingfisher PLC	13,937,050	87,069
Yamada Denki Co., Ltd.	19,621,500	57,889
Reed Elsevier PLC	3,676,809	49,583
Whitbread PLC	651,102	31,243
Fast Retailing Co., Ltd.	16,400	6,148
MGM China Holdings Ltd.	1,148,800	3,814
		15,093,943

Information technology 12.11%

Samsung Electronics Co. Ltd.	1,841,950	2,342,983
Samsung Electronics Co. Ltd., nonvoting preferred	48,800	39,778
Tencent Holdings Ltd.	32,958,000	1,728,660
Taiwan Semiconductor Manufacturing Co. Ltd.	347,332,136	1,180,603
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,822,723	98,753
Baidu, Inc., Class A (ADR)[1]	8,205,900	1,273,392
Murata Manufacturing Co., Ltd.[2]	14,705,400	1,120,540
Nintendo Co., Ltd.[2]	8,741,600	989,817
ASML Holding NV	8,374,611	827,060
Infineon Technologies AG2	56,470,947	564,954
Gemalto NV2	5,250,065	563,729
ARM Holdings PLC	30,025,000	479,270
NetEase, Inc. (ADR)	5,592,424	406,066
Alcatel-Lucent[1]	96,501,000	345,700
SAP AG	4,568,500	337,888
Quanta Computer Inc.	116,646,530	252,885
Samsung SDI Co., Ltd.	1,418,520	247,491
Hexagon AB, Class B	7,255,111	218,781
Hirose Electric Co., Ltd.	1,242,300	190,336
STMicroelectronics NV	13,780,000	127,084
Mail.Ru Group Ltd. (GDR)	2,295,000	87,669
Mail.Ru Group Ltd. (GDR)[3]	735,000	28,077
Delta Electronics, Inc.	23,843,603	115,722
TDK Corp.	2,047,500	80,196
HOYA Corp.	3,380,000	79,742
DeNA Co., Ltd.	3,250,000	66,061
Keyence Corp.	159,500	60,444
Nokia Corp.[1]	5,700,000	37,461
HTC Corp.	5,250,000	23,438
		13,914,580

Health care 11.82%

Novo Nordisk A/S, Class B	25,458,316	4,322,248
Bayer AG	21,448,384	2,529,073
Novartis AG	31,057,725	2,386,810
Teva Pharmaceutical Industries Ltd. (ADR)	25,949,300	980,365
Roche Holding AG	3,030,000	817,180
CSL Ltd.	7,745,000	462,420
Fresenius SE & Co. KGaA	3,241,909	402,706
Common stocks
		Value
Health care (continued)	Shares	(000)

UCB SA	6,588,724	$ 401,021
Sysmex Corp.[2]	5,477,500	348,839
Grifols, SA, Class A, non-registered shares	6,050,000	248,407
Grifols, SA, Class B, non-registered shares	937,750	28,766
Fresenius Medical Care AG & Co. KGaA	3,322,000	216,125
William Demant Holding A/S1	2,333,900	215,690
Merck KGaA	1,098,724	171,457
Sonova Holding AG	377,715	46,946
		13,578,053

Industrials 10.52%

European Aeronautic Defence and Space Co. EADS NV	15,521,890	988,938
Rolls-Royce Holdings PLC[1]	40,859,035	735,551
Ryanair Holdings PLC (ADR)	14,541,120	723,275
ASSA ABLOY AB, Class B	12,223,000	561,063
Siemens AG	4,119,000	496,277
KONE Oyj, Class B	5,494,000	490,177
Experian PLC	24,248,000	462,032
Mitsubishi Heavy Industries, Ltd.	72,626,000	415,977
Toshiba Corp.	92,660,000	414,776
Schneider Electric SA	4,818,842	407,513
Deutsche Lufthansa AG1	19,807,815	386,279
Jardine Matheson Holdings Ltd.	7,025,200	385,684
SMC Corp.	1,601,400	380,250
Legrand SA	6,451,090	357,953
Wolseley PLC	6,204,306	321,112
Hutchison Whampoa Ltd.	23,802,000	285,100
Geberit AG	1,055,000	284,880
AB Volvo, Class B	18,000,000	269,579
Bureau Veritas SA	8,354,000	263,330
Mitsui & Co., Ltd.	17,479,600	253,583
VINCI SA	4,319,645	251,109
ABB Ltd	9,900,000	234,158
International Consolidated Airlines Group, SA (CDI)[1]	42,400,400	232,216
Komatsu Ltd.	9,200,000	228,280
Meggitt PLC	24,848,732	220,850
Marubeni Corp.	25,800,000	202,631
Babcock International Group PLC	9,409,000	182,177
Kubota Corp.	12,255,000	176,666
China State Construction International Holdings Ltd.	108,792,000	175,057
Atlas Copco AB, Class A	5,175,000	151,545
A.P. Moller-Maersk A/S, Class B	16,274	149,217
Canadian Pacific Railway Ltd.	1,154,000	142,383
FANUC CORP.	835,000	137,701
Nabtesco Corp.	4,500,000	109,507
SGS SA	38,834	92,710
Qantas Airways Ltd.[1]	67,220,000	92,497
Vallourec SA	1,490,000	89,237
Air France-KLM[1]	8,160,720	81,245
China Merchants Holdings (International) Co., Ltd.	15,577,522	56,639
ITOCHU Corp.	4,400,000	53,805
Alstom SA	1,400,000	49,869
Kühne + Nagel International AG	330,000	43,241
Andritz AG	555,000	32,627
Aggreko PLC	968,750	25,156
		12,093,852

Consumer staples 8.93%

Nestlé SA	21,793,799	1,524,252
British American Tobacco PLC	23,224,999	1,231,930
Pernod Ricard SA	8,851,702	1,099,187
Anheuser-Busch InBev NV	10,301,317	1,025,421
Associated British Foods PLC	20,611,900	625,995
Alimentation Couche-Tard Inc., Class B	8,255,600	514,708
Japan Tobacco Inc.	14,291,000	513,223
Shoprite Holdings Ltd.	21,429,000	353,015
Koninklijke Ahold NV	20,000,000	346,465
L’Oréal SA, non-registered shares	2,000,000	343,489
OJSC Magnit (GDR)	5,520,000	340,860
SABMiller PLC	6,454,704	328,481
ITC Ltd.	50,184,737	272,868
Charoen Pokphand Foods PCL	351,211,000	269,471
Danone SA	2,872,259	216,202
Unilever NV, depository receipts	5,211,830	202,746
China Resources Enterprise, Ltd.	58,527,000	186,012
Hengan International Group Co. Ltd.	15,175,000	177,461
Wal-Mart de México, SAB de CV, Series V	65,671,436	172,689
Asahi Group Holdings, Ltd.	6,355,000	166,738
Woolworths Ltd.	3,350,626	109,403
Imperial Tobacco Group PLC	2,200,000	81,453
Coca-Cola Amatil Ltd.	6,152,000	70,363
PT Indofood Sukses Makmur Tbk	87,140,000	53,051
Treasury Wine Estates Ltd.	7,363,000	30,361
		10,255,844

Telecommunication services 5.58%

SoftBank Corp.	50,813,600	3,510,090
Vodafone Group PLC	264,744,919	925,766
MTN Group Ltd.	32,070,700	626,066
Shin Corp. PCL, nonvoting depository receipt	97,401,000	256,892
TeliaSonera AB	22,175,000	169,900
Iliad SA	657,500	153,439
OJSC Mobile TeleSystems (ADR)	5,872,000	130,711
Swisscom AG	241,000	115,816
OJSC MegaFon (GDR)[3]	3,070,600	108,239
Axiata Group Bhd.	46,300,000	97,728
Millicom International Cellular SA (SDR)	920,561	81,289
América Móvil, SAB de CV, Series L (ADR)	3,645,600	72,219
Advanced Info Service PCL	6,838,000	55,745
PT XL Axiata Tbk	106,716,640	39,166
China Telecom Corp. Ltd., Class H	70,178,000	34,927
China Unicom (Hong Kong) Ltd.	20,700,000	32,294
		6,410,287

Materials 4.88%

Syngenta AG	1,717,315	701,472
Linde AG	2,404,239	476,177
BASF SE	4,436,500	425,536
Common stocks
		Value
Materials (continued)	Shares	(000)

First Quantum Minerals Ltd.	22,401,800	$ 417,132
Glencore Xstrata PLC	72,657,401	396,044
Rio Tinto PLC	7,078,000	346,393
Chr. Hansen Holding A/S2	8,191,000	290,015
Impala Platinum Holdings Ltd.	23,202,191	286,253
Amcor Ltd.	28,815,000	281,181
Holcim Ltd	3,758,180	279,676
ArcelorMittal	16,554,000	227,534
POSCO	734,000	218,218
Givaudan SA	124,832	182,344
L’Air Liquide SA, bonus shares[4]	1,160,572	161,640
Nitto Denko Corp.	2,359,300	153,374
PT Semen Indonesia (Persero) Tbk	129,938,000	145,872
Grasim Industries Ltd. (GDR)[4]	1,588,053	67,120
Grasim Industries Ltd.	1,415,859	59,842
LG Chem, Ltd.	410,800	117,543
Koninklijke DSM NV	1,515,979	114,399
BHP Billiton PLC	3,000,000	88,392
Akzo Nobel NV	1,290,000	84,772
UltraTech Cement Ltd.	2,900,000	83,811
		5,604,740

Energy 2.87%

BP PLC	84,310,164	591,137
Canadian Natural Resources, Ltd.	12,157,600	382,061
Royal Dutch Shell PLC, Class B	3,070,000	106,085
Royal Dutch Shell PLC, Class A	3,195,000	105,379
Royal Dutch Shell PLC, Class B (ADR)	1,292,999	89,023
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	65,680
BG Group PLC	15,000,000	286,667
Technip SA	1,970,000	231,305
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	9,412,000	157,463
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	2,833,200	43,886
INPEX CORP.	15,540,000	183,075
KunLun Energy Co. Ltd.	113,000,000	157,934
Transocean Ltd.	3,460,761	154,004
Crescent Point Energy Corp.	3,430,000	129,867
Oil Search Ltd.	14,500,000	116,333
Repsol, SA, non-registered shares	4,161,222	103,161
CNOOC Ltd.	39,400,100	80,163
Cenovus Energy Inc.	2,557,600	76,327
OJSC Gazprom (ADR)	8,077,000	71,158
Eni SpA	2,568,000	58,886
Cairn India Ltd.	11,184,324	56,962
Essar Energy PLC[1]	24,995,900	52,565
		3,299,121

Utilities 1.21%

Power Assets Holdings Ltd.	40,910,000	366,064
Power Grid Corp. of India Ltd.	182,447,213	285,743
National Grid PLC	18,749,517	221,733
Hong Kong and China Gas Co. Ltd.	68,589,057	165,019
Cheung Kong Infrastructure Holdings Ltd.	21,780,000	150,940
GDF SUEZ	5,370,102	134,910
E.ON SE	3,000,000	53,370
SUEZ Environnement Co.	521,250	8,455
		1,386,234

Miscellaneous 4.83%

Other common stocks in initial period of acquisition		5,555,971
Total common stocks (cost: $70,708,172,000)		108,207,357
Rights 0.10%

Miscellaneous 0.10%

Other rights in initial period of acquisition		118,465
Total rights (cost: $0)		118,465
Bonds, notes & other debt instruments 0.72%
	Principal amount
U.S. Treasury bonds & notes 0.72%	(000)

U.S. Treasury 0.25% 2014	$ 250,000	250,243
U.S. Treasury 1.25% 2014[5]	216,500	217,474
U.S. Treasury 0.25% 2015	221,850	221,828
U.S. Treasury 0.25% 2015	135,000	135,005
Total bonds, notes & other debt instruments (cost: $824,065,000)		824,550

Short-term securities 5.11%

Freddie Mac 0.08%–0.16% due 10/22/2013–6/20/2014	2,249,150	2,248,553
Fannie Mae 0.11%–0.15% due 10/1/2013–8/1/2014	1,143,700	1,143,438
Federal Home Loan Bank 0.06%–0.15% due 10/23/2013–7/25/2014	481,750	481,584
Sumitomo Mitsui Banking Corp. 0.165%–0.21% due 10/24–12/4/2013[3]	232,400	232,343
Gotham Funding Corp. 0.16%–0.17% due 10/8–10/10/2013[3]	116,485	116,480
Mitsubishi UFJ Trust and Banking Corp. 0.17% due 10/3–10/28/2013[3]	109,500	109,490
Mizuho Funding LLC 0.205%–0.215% due 10/16–12/2/2013[3]	221,900	221,846
Nordea Bank AB 0.175%–0.185% due 10/4–11/1/2013[3]	177,100	177,086
Svenska Handelsbanken Inc. 0.18%–0.21% due 11/7–12/9/2013[3]	166,500	166,459
U.S. Treasury Bill 0.136% due 8/21/2014	119,200	119,121
National Australia Funding (Delaware) Inc. 0.145%–0.185% due 10/7–11/18/2013[3]	115,900	115,888
BHP Billiton Finance (USA) Limited 0.11% due 11/19–12/3/2013[3]	104,000	103,975
Bank of Nova Scotia 0.145%–0.155% due 11/15–11/18/2013	91,700	91,685
Old Line Funding, LLC 0.20% due 10/8/2013[3]	40,000	39,999
Thunder Bay Funding, LLC 0.17%–0.20% due 10/15–11/20/2013[3]	45,000	44,992
Private Export Funding Corp. 0.24% due 4/23–4/25/2014[3]	81,000	80,890
Toronto-Dominion Holdings USA Inc. 0.21%–0.23% due 11/8/2013–2/24/2014[3]	80,000	79,968
Federal Farm Credit Banks 0.13%–0.17% due 11/12–12/3/2013	70,000	69,997
International Bank for Reconstruction and Development 0.09%–0.12% due 10/4/2013–2/19/2014	55,650	55,643
Québec (Province of) 0.165% due 10/15/2013[3]	50,000	49,996
Electricité de France 0.18%–0.19% due 12/2–12/4/2013[3]	48,700	48,683
Toyota Credit Canada Inc. 0.12% due 11/15/2013	35,500	35,497
Coca-Cola Co. 0.18% due 1/7/2014[3]	35,500	35,492
Total short-term securities (cost: $5,868,014,000)		5,869,105
Total investment securities (cost: $77,400,251,000)		$115,019,477
Other assets less liabilities		(121,292)
Net assets		$114,898,185

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Represents an affiliated company as defined under the Investment Company Act of 1940.

3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,894,474,000, which represented 1.65% of the net assets of the fund.

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $229,865,000, which represented ..20% of the net assets of the fund.

5A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts. The total value of pledged collateral was $8,346,000, which represented less than .01% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

SDR = Swedish Depositary Receipts

CAD = Canadian dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-016-1113O-S37714

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: November 29, 2013

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 29, 2013